Related Party Transactions - Summary of Compensation of Key Management Personnel (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of transactions between related parties [abstract]
Equity-settled share-based compensation expense	$ 4,830	$ 2,675
Short-term employee benefits	2,243	1,595
Total	$ 7,073	$ 4,270